As filed with the Securities and Exchange Commission on April 27, 2000

                                                       Registration No. 33-69760

--------------------------------------------------------------------------------


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                        /X/ PRE-EFFECTIVE AMENDMENT NO. 1

                      /_/ POST-EFFECTIVE AMENDMENT NO.


                              DELAFIELD FUND, INC.
                              --------------------
               (Exact Name of Registrant as Specified in Charter)


                   600 Fifth Avenue, New York, New York 10020
                   ------------------------------------------
                    (Address of Principal Executive Offices)


                                 (212) 830-5220
                                 --------------
                         (Registrant's Telephone Number)


                               Bernadette N. Finn
                     c/o Reich & Tang Asset Management L.P.
                   600 Fifth Avenue, New York, New York 10020
                   ------------------------------------------
                     (Name and Address of Agent for Service)

                                    copy to:
                            Michael R. Rosella, Esq.
                                  Battle Fowler
                               75 East 55th Street
                            New York, New York 10022

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

No filing fee is due because the Registrant has previously registered an indefinite number of shares under the Securities Act of 1933 pursuant to Section 24(f) under the Investment Company Act of 1940.

914444.1

                                    FORM N-14

                              DELAFIELD FUND, INC.

                           Items Required by Form N-14

The  Registrant  has  filed the  information  required  in the  prospectus/proxy statement in the Registration Statement on Form N-14 on March 27, 2000 (accession number 903112-00-271) and it is hereby incorporated by reference. The Registrant has not amended its prospectus/proxy statement.

Part A
Form N-14
Item No.                   Prospectus Heading

1(a)                       Cross Reference Sheet
 (b)                       Front Cover Page
 (c)                       *

2(a)                       *
 (b)                       Table of Contents

3(a)                       Introduction - Comparison of Fees and Expenses
 (b)                       Introduction - Synopsis
 (c)                       Introduction - Principal Risk Factors

4(a)                       Information About the Reorganization
 (b)                       Information About the Reorganization - Capitalization
                           Table

5(a)                       Registrant's Prospectus
 (b)                       *
 (c)                       *
 (d)                       *
 (e)                       *
 (f)                       Additional  Information  About  the  Funds  - Further
                           Information

6(a)                       Reich & Tang Equity Fund Inc's Prospectus; Synopsis;
                           Additional Information
                           About the Funds
 (b)                       Additional  Information  About  the  Funds  - Further
                           Information
 (c)                       *
 (d)                       *

7(a)                       Proxy  Card;  Information  About the Reorganization -
                           The Plan and Vote
                           Required; Voting Matters
 (b)                       *
 (c)                       Proxy  Card;  Information  About the Reorganization -
                           The Plan and Vote
                           Required; Voting Matters

8(a)                       *
 (b)                       *

9                          *
--------
*        Not applicable or negative answer.

914444.1

Part B of
Form N-14
Item No.                   Statement of Additional Information Heading

10(a)                      Cover Page
10(b)                      Cover Page

11                         *

12(a)                      Registrant's Statement of Additional Information
12(b)                      *
12(c)                      *

13(a)                      *
13(b)                      *
13(c)                      *

14 Annual Reports of the Registrant and Reich & Tang Equity Fund Inc., both dated December 31, 1999 containing audited financial statements for the fiscal year ended December 31, 1999; Statement of Additional Information relating to this Combined Proxy Statement/Prospectus containing pro forma financial statements for the fiscal year ended December 31, 1999

Part C of
Form N-14
Item No.                   Other Information Heading

15                         Indemnification
16                         Exhibits
17                         Undertakings



--------
*        Not applicable or negative answer.

914444.1

                                     PART C

                                OTHER INFORMATION

Item 15           Indemnification

         In accordance with Section 2-418 of the General Corporation Law of the State of Maryland, Article NINTH of the Registrant's Articles of Incorporation provide as follows:

         NINTH: (1) The Corporation shall indemnify (i) its currently acting and former directors and officers, whether serving the Corporation or at its request any other entity, to the fullest extent required or permitted by the General Laws of the State of Maryland now or hereafter in force, including the advance of expenses under the procedures and to the fullest extent permitted by law, and
(ii) other employees and agents to such extent as shall be authorized by the Board of Directors or the By-Laws and as permitted by law. Nothing contained herein shall be construed to protect any director or officer of the Corporation against any liability to the Corporation or its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. The foregoing rights of indemnification shall not be exclusive of any other rights to which those seeking indemnification may be entitled. The Board of Directors may take such action as is necessary to carry out these indemnification provisions and is expressly empowered to adopt, approve and amend from time to time such by-laws, resolutions or contracts implementing such provisions or such indemnification arrangements as may be permitted by law. No amendment of the charter of the Corporation or repeal of any of its provisions shall limit or eliminate the right of indemnification provided hereunder with respect to acts or omissions occurring prior to such amendment or repeal.

          (2) To the fullest extent permitted by Maryland statutory or decisional law, as amended or interpreted, and the Investment Company Act of 1940, no director or officer of the Corporation shall be personally liable to the Corporation or its stockholders for money damages; provided, however, that nothing herein shall be construed to protect any director or officer of the Corporation against any liability to the Corporation or its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. No amendment of the charter of the Corporation or repeal of any of its provisions shall limit or eliminate the limitation of liability provided to directors and officers hereunder with respect to any act or omission occurring prior to such amendment or repeal.

         Pursuant to Section 8 of the Distribution Agreement, the Registrant has agreed to indemnify, defend and hold harmless the Distributor and any person who controls the Distributor within the meaning of Section 15 of the 1933 Act against any and all claims, liabilities and expenses which the Distributor or any such controlling person may incur, under the 1933 Act or the 1940 Act or otherwise, based upon any alleged omission to state a material fact contained in the Registration Statement or Prospectus or based upon any alleged omission to state a material fact required to be stated in either of them or necessary to make the statements in either of them not misleading. However, the Registrant does not agree to indemnify the parties against any liability to which they would be subject by reason of willful misfeasance, bad faith, gross negligence, and reckless disregard of the obligations and duties under the Distribution Agreement.

         Pursuant to Section 9 of the Distribution Agreement, the Distribution has agreed to indemnify the Registrant and its officers and directors against any and all claims, demands, liabilities, and expenses which the Registrant or its officers or directors may incur under the 1933 Act or under

914444.1
                                        i

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common law or otherwise,  to the extent such liability arises out of or is based upon any alleged untrue statement of a material fact contained in information furnished in writing by the Distributor to the Registrant for use in the Registration Statement or Prospectus as in effect from time to time, or shall arise out of or be based upon any alleged omission to state a material fact in connection with such information required to be stated in the Registration Statement or Prospectus or necessary to make such information not misleading.

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities & Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter as been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 16             Exhibits

         (1) Articles of Incorporation of the Registrant (originally filed with Pre-Effective Amendment No. 1 on Form N-1A to Registration Statement No. 33-69760 on November 15, 1993; re-filed for Edgar purposes only with Post-Effective Amendment No. 6 on June 17, 1998, and is incorporated by reference herein).

         (2) By-Laws of the Registrant (originally filed with Pre-Effective Amendment No. 1 on Form N-1A to Registration Statement No. 33-69760 on November 15, 1993, re-filed for Edgar purposes only with Post-Effective Amendment No. 6 on June 17, 1998, and incorporated by reference herein).

         (3)     Not Applicable

         (4) Agreement and Plan of Reorganization and Liquidation between the Registrant and Reich & Tang Equity Fund, Inc. (see Exhibit A to the Combined Proxy Statement/Prospectus)(originally filed with the Registration Statement on Form N-14 on March 27, 2000, accession number 903112-00-271, and incorporated by reference herein).

         (5) Form of certificate for shares of Common Stock, par value $.001 per share, of the Registrant (originally filed with Pre-Effective Amendment No. 1 on Form N-1A to Registration Statement No. 33-69760 on November 15, 1993; re-filed for Edgar purposes only with Post-Effective Amendment No. 6 on June 17, 1998, and incorporated by reference herein).

         (6) Form of Investment Management Contract between the Registrant and Reich & Tang Asset Management L.P. (filed with Post-Effective Amendment No. 4 on Form N-1A to Registration Statement No. 33-69760 on April 23, 1997, and incorporated by reference herein).

         (7) Form of Distribution Agreement between the Registrant and Reich & Tang Distributors Inc. (filed with Post-Effective Amendment No. 5 on Form N-1A to

                 Registration Statement No. 33-69760 on April 29, 1998, and incorporated by reference herein).

         (8)     Not applicable.

         (9) Form of Custody Agreement between the Registrant and Investors Fiduciary Trust Company (originally filed with Post-Effective Amendment No. 2 on Form N-1A to Registration Statement No. 33-69760 on January 31, 1995; re-filed for Edgar purposes only with Post-Effective Amendment No. 6 on June 17, 1998, and incorporated by reference herein).

         (10)(a) Form of Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (Filed with Post-Effective Amendment No. 6 on Form N-1A to Registration Statement No. 33-69760 on June 17, 1998, and is incorporated by reference herein).

         (10)(b) Form of Distribution Agreement between the Registrant and Reich & Tang Distributors, Inc. (see Exhibit (7) above)(originally filed with the Registration Statement on Form N-14 on March 27, 2000, accession number 903112-00-271, and incorporated by reference herein).

         (10)(c) Form of Shareholder Servicing Agreement between the Registrant and Reich &Tang Distributors, Inc. (filed with Post-Effective Amendment No. 6 on Form N-1A to Registration Statement No. 33-69760 on June 17, 1998, and incorporated by reference herein).

         (10)(d) Form of Administrative Services Agreement between the Registrant and Reich & Tang Asset Management L.P. (Originally filed with Registration Statement on Form N-1A to Registration Statement No. 33-69760 on September 27, 1993, re-filed for Edgar purposes only with PEA No. 6 on June 17, 1998, and is incorporated by reference herein).

        *(11) Opinion of Battle Fowler LLP as to the legality of the securities being registered, including their consent to the filing thereof and to the use of their name under the headings "Dividends, Distributions and Taxes" and "Counsel and Auditors" in the Prospectus and as to certain federal tax matters (originally filed with Pre-Effective Amendment No. 1 on Form N-1A to Registration Statement No. 33-69760 on November 15, 1993, re-filed for Edgar purposes only with PEA No. 6 on June 17, 1998, and is incorporated by reference herein).

        *(12)    Opinion and Consent as to tax matters and  consequences.

         (13) Form of Sub-Transfer Agency Agreement Between Registrant and Investors Fiduciary Trust Company (Originally filed with Post-Effective Amendment No. 2 on Form N-1A to Registration Statement No. 33-69760 on January 31, 1995, re-filed for Edgar purposes only with PEA No. 6 on June 17, 1998, and is incorporated by reference herein).

        *(14)    Consent of Independent Auditors.

         (15)    Omitted Financial Statements (filed with the Annual Reports for
                 the  Registrant  and  Reich  &  Tang  Equity  Fund,   Inc.  and
                 incorporated herein by reference).

--------------------
*  To be filed by amendment.

                                       iii
914444.1

         (16) Powers of Attorney (originally filed as "Other Exhibit" with Registration Statement on form N-1A to Registration Statement No. 33-69760, on September 27, 1993, re-filed for Edgar purposes only, with PEA No. 6 on June 17, 1998, and is incorporated by reference herein).

         (17) 18f-3 Multi-Class Plan (Filed with Post-Effective Amendment No. 6 on Form N-1A to Registration Statement No. 33-69760 on June 17, 1998, and is incorporated by reference herein).

         (18) Written assurance of New England Investment Companies L.P. that its purchase of shares of the registrant was for investment purposes without any present intention of redeeming or reselling (Filed with Pre-Effective Amendment No. 1 on Form N-1A to Registration Statement No. 33-69760 on November 15, 1993, re-filed for Edgar purposes only with PEA No. 6 on June 17, 1998, and is incorporated by reference herein).


Item 17           Undertakings

         (1) Registrant agrees that, prior to any public reoffering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable.

         (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (a) above will be filed as part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                       iv

914444.1

                                   SIGNATURES

         As required by the Securities Act of 1933, this registration statement has been signed on behalf of the Registrant, in the City of New York, and State of New York, on the 22nd day of April, 2000.

                                            DELAFIELD FUND, INC.


                                            By:/s/ Bernadette N. Finn
                                               ----------------------
                                               Bernadette N. Finn, Secretary


         Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated.

        SIGNATURE                          CAPACITY                         DATE
        ---------                          --------                         ----

(l)     Principal Executive
        Officer:


        /s/ J. Dennis Delafield            Chairman               April 22, 2000
        --------------------------
        J. Dennis Delafield                and Director

(2)     Principal Financial and
        Accounting Officer:


        /s/ Richard De Sanctis             Treasurer              April 22, 2000
        -------------------------
        Richard De Sanctis

(3)     Majority of Directors:

        J. Dennis Delafield                Director
        W. Giles Mellon                    Director
        Yung Wong                          Director
        Robert Straniere                   Director


 By:    /s/ Bernadette N. Finn
        --------------------------
        Bernadette N. Finn                                        April 22, 2000
        Attorney-in-Fact*


* Filed as "Other Exhibit" with Registration Statement on form N-1A to Registration Statement No. 33-69760, on September 27, 1993, re-filed for Edgar purposes only, with PEA No. 6 on June 17, 1998, and is incorporated by reference herein.

                                        v

914444.1